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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            Chief General Counsel and Principal
Phone:            203-588-2000

Signature, Place, and Date of Signing:


/s/ Michael C. Neus                 Stamford, CT             August 13, 2003
---------------------               ------------             ---------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                                  ---------
Form 13F Information Table Entry Total:                                 108
                                                                  ---------
Form 13F Information Table Value Total:                          $1,979,228
                                                                  ---------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended June 30, 2003

                          Title               Value       Shares/
                          of                  (x          Prn           Sh/  Put/  Investment  Other            Voting Authority
Name of Issuer            Class  CUSIP        $1000)      Amt           Prn  Call  Discretion  Managers      Sole      Shared   None
--------------            -----  -----        ------      -------       ---  ----  ----------  --------      ----      ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ABITIBI -
CONSOLIDATED INC          COM   003924107         192        30,000     SH         SOLE                       30,000
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC            COM
NEW                       NEW   004930202      27,619     2,146,000     SH         SOLE                    2,146,000
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC               COM   00651F108       2,838       357,000     SH         SOLE                      357,000
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS    COM   000886101         560       243,380     SH         SOLE                      243,380
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED AUTO PARTS INC   COM   00751Y106      18,775       308,300     SH         SOLE                      308,300
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED ENERGY INDS      COM   007973100       6,507       455,000     SH         SOLE                      455,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES
INC                       COM   007903107      21,166     3,302,000     SH         SOLE                    3,302,000
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC       COM   007974108      10,529       615,000     SH         SOLE                      615,000
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER
SERVICES                  CL A  008190100      14,716       321,800     SH         SOLE                      321,800
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                 COM   001084102         222        13,000     SH         SOLE                       13,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC             CL B  00845V209         341       148,244     SH         SOLE                      148,244
------------------------------------------------------------------------------------------------------------------------------------
ALLEN TELECOM INC         COM   018091108       4,654       281,691     SH         SOLE                      281,691
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP          COM   03060R101       5,985       700,000     SH         SOLE                      700,000
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP    COM   03073E105      12,483       180,000     SH         SOLE                      180,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                 COM   031162100      32,502       492,900     SH         SOLE                      492,900
------------------------------------------------------------------------------------------------------------------------------------
AMN HEALTHCARE SERVICES
INC                       COM   001744101         343        27,000     SH         SOLE                       27,000
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC        COM   032654105         244         7,000     SH         SOLE                        7,000
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC       COM   00184A105       3,652       227,000     SH         SOLE                      227,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC         COM   038222105      42,709     2,696,300     SH         SOLE                    2,696,300
------------------------------------------------------------------------------------------------------------------------------------
ASCENTIAL SOFTWARE CORP   COM   04362P108       1,520        92,500     SH         SOLE                       92,500
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                 COM   053499109         302        46,694     SH         SOLE                       46,694
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC                COM   090597105       6,147       161,900     SH         SOLE                      161,900
------------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                COM   055482103      18,353       491,250     SH         SOLE                      491,250
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP    COM   101137107       5,102        83,500     SH         SOLE                       83,500
------------------------------------------------------------------------------------------------------------------------------------
BOWATER INC               COM   102183100         328         8,750     SH         SOLE                        8,750
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP             CL A  111320107      39,856     1,600,000     SH         SOLE                    1,600,000
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP      CL A  12686C109       1,432        69,000     SH         SOLE                       69,000
                          NY
                          CABLVS
------------------------------------------------------------------------------------------------------------------------------------
CENTILLIUM COMMUNICA-
TIONS IN                  COM   152319109      11,128     1,136,700     SH         SOLE                    1,136,700
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC              COM   156708109       1,437        35,000     SH         SOLE                       35,000
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                COM   171779101       6,721     1,300,000     SH         SOLE                    1,300,000
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC    COM   172737108      26,198     2,977,000     SH         SOLE                    2,977,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC             COM   17275R102     178,275    10,617,900     SH         SOLE                   10,617,900
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended June 30, 2003

                          Title               Value       Shares/
                          of                  (x          Prn           Sh/  Put/  Investment  Other            Voting Authority
Name of Issuer            Class  CUSIP        $1000)      Amt           Prn  Call  Discretion  Managers      Sole      Shared   None
--------------            -----  -----        ------      -------       ---  ----  ----------  --------      ----      ------   ----
------------------------------------------------------------------------------------------------------------------------------------
CITRIX SYS INC            COM   177376100      19,240       945,000     SH         SOLE                      945,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW          CL A  20030N200      73,838     2,547,000     SH         SOLE                    2,547,000
                          SPL
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC   COM   204912109      22,280     1,000,000     SH         SOLE                    1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR
CORP                      COM   232806109       6,744       562,000     SH         SOLE                      562,000
------------------------------------------------------------------------------------------------------------------------------------
CYTYC CORP                COM   232946103       2,052       194,500     SH         SOLE                      194,500
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP        COM   247025109      35,836     1,125,500     SH         SOLE                    1,125,500
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                  COM   278642103     287,248     2,762,000     SH         SOLE                    2,762,000
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS
NEW                       CL A  278762109      28,503       823,300     SH         SOLE                      823,300
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS           COM   268648102      15,967     1,525,000     SH         SOLE                    1,525,000
------------------------------------------------------------------------------------------------------------------------------------
ESS TECHNOLOGY INC        COM   269151106       4,612       473,000     SH         SOLE                      473,000
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP              COM   316869106       3,600       200,000     SH         SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------
FOX ENTMT GROUP INC       CL A  35138T107       2,561        89,000     SH         SOLE                       89,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                      CL B  35671D857      18,589       758,750     SH         SOLE                      758,750
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC             COM   368710406      41,462       574,900     SH         SOLE                      574,900
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP              COM   372917104      25,380       606,300     SH         SOLE                      606,300
                          GENL
                          DIV
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC       COM   375558103      20,687       372,400     SH         SOLE                      372,400
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC            COM   42222G108       2,850        86,500     SH         SOLE                       86,500
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC           COM   45245W109       2,024        63,300     SH         SOLE                       63,300
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC          COM   452907108       3,007       475,000     SH         SOLE                      475,000
------------------------------------------------------------------------------------------------------------------------------------
INAMED CORP               COM   453235103      18,749       351,300     SH         SOLE                      351,300
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTION INC              COM   45812P107         694       100,000     SH         SOLE                      100,000
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                COM   458140100      30,351     1,458,500     SH         SOLE                    1,458,500
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER
CORP                      COM   460254105       7,510       280,000     SH         SOLE                      280,000
------------------------------------------------------------------------------------------------------------------------------------
KLA - TENCOR CORP         COM   482480100     117,641     2,532,100     SH         SOLE                    2,532,100
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                COM   500255104      10,276       200,000     SH         SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                 COM   501044101      22,468     1,347,000     SH         SOLE                    1,347,000
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP         COM   512807108      20,869     1,146,000     SH         SOLE                    1,146,000
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS
INC                       CL B  53220K207       2,737       201,400     SH         SOLE                      201,400
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP    COM   535678106       1,162        35,900     SH         SOLE                       35,900
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP            COM   502161102       4,602       650,000     SH         SOLE                      650,000
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC   COM   549463107         570       280,840     SH         SOLE                      280,840
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended June 30, 2003

                          Title               Value       Shares/
                          of                  (x          Prn           Sh/  Put/  Investment  Other            Voting Authority
Name of Issuer            Class  CUSIP        $1000)      Amt           Prn  Call  Discretion  Managers      Sole      Shared   None
--------------            -----  -----        ------      -------       ---  ----  ----------  --------      ----      ------   ----
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP               COM   577729205       1,598       212,800     SH         SOLE                      212,800
                          NEW
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP            COM   580135101       3,353       152,000     SH         SOLE                      152,000
------------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC     COM   595112103      89,737     7,716,000     SH         SOLE                    7,716,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP            COM   594918104       1,667        65,000     SH         SOLE                       65,000
------------------------------------------------------------------------------------------------------------------------------------
MKS INSTRUMENT INC        COM   55306N104       6,381       350,000     SH         SOLE                      350,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW           COM   61166W101         200         9,250     SH         SOLE                        9,250
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC              COM   620076109       2,829       300,000     SH         SOLE                      300,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL SEMICONDUCTOR
CORP                      COM   637640103       9,860       500,000     SH         SOLE                      500,000
------------------------------------------------------------------------------------------------------------------------------------
NETIQ CORP                COM   64115P102       8,525       550,000     SH         SOLE                      550,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP       COM   651639106         208         6,400     SH         SOLE                        6,400
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP               COM   67066G104      57,894     2,527,000     SH         SOLE                    2,527,000
------------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR         DEPOS-
                          TRY
                          RCPT  678002106      25,804       429,000     SH         SOLE                      429,000
------------------------------------------------------------------------------------------------------------------------------------
OMNIVISION TECHNOLOGIES
INC                       COM   682128103      32,251     1,036,000     SH         SOLE                    1,036,000
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR
CALIF INC                 COM   694873100       8,105       336,600     SH         SOLE                      336,600
------------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH
SYS DEL                   COM   695112102      30,422       616,700     SH         SOLE                      616,700
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC            COM   712713106       6,146       350,000     SH         SOLE                      350,000
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP              COM
                          DSSG  747906204       1,134       280,000     SH         SOLE                      280,000
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP            COM
                          NEW   755246204           4        57,200     SH         SOLE                       57,200
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC       COM   749941100      27,730     4,700,000     SH         SOLE                    4,700,000
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP              COM   80004C101      44,448     1,095,600     SH         SOLE                    1,095,600
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD          COM   806857108      33,618       706,700     SH         SOLE                      706,700
------------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC ATLANTA INC    COM   808655104      11,920       500,000     SH         SOLE                      500,000
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY        SHS   G7945J104       7,695       436,000     SH         SOLE                      436,000
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO
INC                       COM   82966U103       2,572     1,521,700     SH         SOLE                    1,521,700
------------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC            COM   832110100      16,098       438,150     SH         SOLE                      438,150
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS INC      COM   832248108      22,624       987,100     SH         SOLE                      987,100
------------------------------------------------------------------------------------------------------------------------------------
STORAGE TECHNOLOGY CORP   COM
                          PAR
                          $0.10 862111200         232         9,000     SH         SOLE                        9,000
------------------------------------------------------------------------------------------------------------------------------------
TAKE TWO INTERACTIVE
SOFTWAR                   COM   874054109       9,346       330,000     SH         SOLE                      330,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC               COM   879664100         656       100,000     SH         SOLE                      100,000
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                 COM   885535104          77        16,500     SH         SOLE                       16,500
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC          COM   882508104      28,600     1,625,000     SH         SOLE                    1,625,000
------------------------------------------------------------------------------------------------------------------------------------

                                                Andor Capital Management, L.L.C.
                                                  Form 13F Information Table
                                                 Quarter Ended June 30, 2003

                          Title               Value       Shares/
                          of                  (x          Prn           Sh/  Put/  Investment  Other            Voting Authority
Name of Issuer            Class  CUSIP        $1000)      Amt           Prn  Call  Discretion  Managers      Sole      Shared   None
--------------            -----  -----        ------      -------       ---  ----  ----------  --------      ----      ------   ----
------------------------------------------------------------------------------------------------------------------------------------
THQ INC                   COM
                          NEW   872443403       7,857       436,000     SH         SOLE                      436,000
------------------------------------------------------------------------------------------------------------------------------------
TIDEWATER INC             COM   886423102       3,480       118,500     SH         SOLE                      118,500
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC             COM   892335100       4,848       400,000     SH         SOLE                      400,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC            ORD   G90078109       7,916       360,300     SH         SOLE                      360,300
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC  COM   895919108         897       100,000     SH         SOLE                      100,000
------------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC           CL A  902494103      14,029     1,321,000     SH         SOLE                    1,321,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED THERAPEUTICS
CORP DEL                  COM   91307C102       4,603       212,700     SH         SOLE                      212,700
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                CL B  925524308       2,358        54,000     SH         SOLE                       54,000
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC  CL A  957541105         662        80,000     SH         SOLE                       80,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP      COM   958102105      13,205     1,282,000     SH         SOLE                    1,282,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC       COM   969904101       4,380       150,000     SH         SOLE                      150,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO
HLDGS                     CL A  983759101       4,946       450,000     SH         SOLE                      450,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                 COM   984332106      60,233     1,842,000     SH         SOLE                    1,842,000
------------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC          COM   98956P102       1,135        25,200     SH         SOLE                       25,200
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 108 DATA RECORDS                   1,979,228     0 OTHER MANAGERS ON
                                                          WHOSE BEHALF REPORT
                                                          IS FILED